Consolidated balance sheets - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017
Statement of financial position [abstract]
Property, plant and equipment		€ 1,712		€ 1,591
Goodwill		8,503		7,731
Intangible assets excluding goodwill		3,589		3,322
Non-current receivables		162		130
Investments in associates		244		142
Other non-current financial assets		360		587	[1]
Non-current derivative financial assets		1		22
Deferred tax assets		1,828		1,598
Other non-current assets		47		75
Total non-current assets		16,447		15,198
Inventories		2,674		2,353
Current financial assets		436		2
Other current assets		469		392
Current derivative financial assets		36		57
Income tax receivable		147		109
Current receivables		4,035		3,909
Assets classified as held for sale		87		1,356
Cash and cash equivalents	[2]	1,688		1,939
Total current assets		9,572		10,117
Total assets		26,019		25,315
Equity		12,088		11,999
Common shares		185		188
Reserves		548		385
Other		11,355		11,426
Non-controlling interests		29		24
Group equity		12,117		12,023
Long-term debt		3,427		4,044
Non-current derivative financial liabilities		114		216
Long-term provisions		1,788		1,659
Deferred tax liabilities		152		33
Non-current contract liabilities		226	[3]	249
Other non-current liabilities	[3]	253		474
Total non-current liabilities		5,959		6,426
Short-term debt		1,394		672
Current derivative financial liabilities		176		167
Income tax payable		118		83
Accounts payable		2,303	[4],[5]	2,090
Accrued liabilities	[3]	1,537		2,319
Current contract liabilities		1,303	[3]	1,163
Short-term provisions		363		400
Liabilities directly associated with assets held for sale		12		8
Other current liabilities	[3]	737		1,126
Total current liabilities		7,943		6,866
Total liabilities and group equity		€ 26,019		€ 25,315

[1]	Refer to IFRS 9 disclosure in Significant accounting policies note for the impact of IFRS 9 on 2018 opening balance.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.
[4]	Amounts in this table are undiscounted
[5]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement